FORM 13F

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: September 30, 2007
                 Check here if Amendment [ ]; Amendment Number:
                        This Amendment (Check only one):
                          |_| is a restatement
                          |_| adds new holding entries

Institutional Investment Manager Filing this Report:

Name:    Stark Onshore Management, LLC
Address: 3600 South Lake Drive
         St. Francis, Wisconsin 53235-3716

Form 13F File Number: 28-11006

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Daniel J. McNally
Title:  General Counsel
Phone:  (414) 294-7000

Signature, Place and Date of Signing:

/s/  Daniel J. McNally           St. Francis, Wisconsin        November 14, 2007
-----------------------          ----------------------        -----------------
      (Signature)                    (City, State)                  (Date)

Report Type (Check only one):

|X| 13F HOLDINGS REPORT: (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE: (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT: (Check here if a portion of the holding for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   8

Form 13F Information Table Value Total:   $37,727 (thousands)

List of Other Included Managers:          None

                                    Form 13F
                          Stark Onshore Management LLC

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       Column 1:              Column 2:  Column 3:  Column 4:          Column 5:        Column 6:   Column 7:        Column 8:
        Name of               Title of    CUSIP    Fair Market   Shrs or  SH/PRN Put/   Investment   Other       Voting Authority
        Issuer                 Class      Number      Value      Prn Amt         Call   Discretion  Managers    Sole   Shared  None
                                                    (x $1000)
------------------------------------------------------------------------------------------------------------------------------------
CENTEX CORP                    Option    152312104       284     42,800          PUT    Sole                   42,800
M D C HLDGS INC                Option    552676108        51     15,500          PUT    Sole                   15,500
MULTI FINELINE ELECTRONIX IN   Common    62541B101    13,846    933,653   SH            Sole                  933,653
PULTE HOMES INC                Option    745867101       107     74,900          PUT    Sole                   74,900
RYLAND GROUP INC               Option    783764103       159     30,100          PUT    Sole                   30,100
RYLAND GROUP INC               Common    783764103       429     20,044   SH            Sole                   20,044
THIRD WAVE TECHNOLOGIES INC    Bond      88428W108    22,807     20,000   PRN           Sole                   20,000
TOLL BROTHERS INC              Option    889478103        44     60,400          PUT    Sole                   60,400